Income Taxes	12 Months Ended
Jun. 30, 2016
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
Note 12 - Income Taxes

The income tax provision consisted of the following:

	2016	2015	2014

Current income tax expense	$(776,109)	$2,876,710	$1,784,278
Deferred taxation	(26,518)	852,528	822,200

	$(802,627)	$3,729,238	$2,606,478

The difference between the income tax expenses and the expected income tax computed at statutory Enterprise Income Tax rate (“EIT”) of the PRC was as follows:

	2016	2015	2014
Income (loss) before income taxes	$(7,558,230)	$5,135,757	$9,434,787
Income tax computed at statutory EIT rate (25%)	-	1,283,939	2,358,696
Effect of different tax rates available to different jurisdictions	-	123,830	23,964
Non-deductible expenses	6,755,603	1,976,633	25,773
Change in valuation allowance and others	-	344,836	198,046

Income tax expenses	$(802,627)	$3,729,238	$2,606,479

Deferred income taxes are recognised for tax consequences in future years of differences between the tax bases of assets and liabilities and their reported amounts in the financial statements at each year-end and tax loss carryforwards. Deferred income tax was measured using the enacted income tax rates for the periods in which they are expected to be reversed. The tax effects of temporary differences that give rise to the following approximate deferred tax assets and liabilities as of June 30, 2016 and 2015 are presented below:

	2016	2015
Deferred tax assets (liabilities)
Current portion:
Operating loss carryforward	$207,868	$207,868
Accrued receivable	3,861,729	525,720
Corporation Income Tax in accordance with the PRC State Administration of Taxation	(4,045,684)	1,948,948

Net deferred tax (liabilities) assets	$23,913	$(1,215,360)